Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt

Long-term debt consisted of the following:

	December 31, 2015	December 31, 2014
	(in thousands)
Sale leaseback financing obligation	$121,992	$126,643
Senior term loan on Uphoff properties ("VIE Debt", see Note 5)	—	56,452
2014 Revolver, bearing interest at Prime or LIBOR plus an applicable margin	450,000	683,378
6.375% Senior Notes Due 2023	800,000	—
5.500% Senior Notes Due 2020	600,000	—
Notes payable, bearing interest at 6% and 4%	3,525	3,552
Capital lease obligations	7	494
Note payable, bearing interest at 7%	443	457
Promissory note with ETP	—	235,000
Total debt	1,975,967	1,105,976
Less: current maturities	5,084	13,772
Less: debt issuance costs	18,352	—
Long-term debt, net of current maturities	$1,952,531	$1,092,204

Schedule of Maturities of Long-term Debt	At December 31, 2015, scheduled future debt principal maturities were as follows (in thousands):
2016	$5,084
2017	7,809
2018	5,053
2019	455,318
2020	605,598
Thereafter	897,105
Total	$1,975,967